Trade Accounts Receivable and Other Current Assets - Other current assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Trade Accounts Receivable and Other Current Assets
Insurance claims for recoveries	$ 3,099,000	$ 16,000
Refund of value added tax	1,393,000	1,606,000
Prepaid expenses	1,951,000	1,537,000
EU-ETS current asset	6,038,000	6,597,000
Other receivables	153,000	705,000
Total other current assets	22,791,000	15,192,000
Nonrelated Party
Trade Accounts Receivable and Other Current Assets
Trade receivables	7,577,000	3,694,000
Other receivables	1,391,000	1,741,000
Related Party
Trade Accounts Receivable and Other Current Assets
Other receivables	153,000	705,000
Total other current assets	2,017,000	1,318,000
Related Party | KNOT and affiliates
Trade Accounts Receivable and Other Current Assets
Trade receivables	1,342,000	1,000
Other receivables		672,000
Total other current assets	$ 1,342,000	$ 1,000